Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Schedule of marketable securities classified as available-for-sale securities
	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,279	$65	$-	$1,344
Government debentures	1,158	-	(440)	718
Corporate debentures	19,386	118	(1,163)	18,341
	$21,823	$183	$(1,603)	$20,403

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,274	$3	$(19)	$1,258
Government debentures	1,157	-	(368)	789
Corporate debentures	16,307	13	(1,554)	14,766
	$18,738	$16	$(1,941)	$16,813

Schedule of marketable securities by contractual maturities
December 31, 2023
(in thousands )

Within one year	3,477
After one year through five years	5,091
After 5 years through 10 years	2,695
After 10 years	918
12,181

Schedule of fair value and gross unrealized losses of marketable securities
	December 31, 2022		December 31, 2023
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Mutual Funds	$1,258	$(19)	$-	$-
Government debentures	789	(368)	-	-
Corporate debentures	3,308	(315)	488	(5)
Total	$5,355	$(702)	$488	$(5)
	December 31, 2022		December 31, 2023
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Mutual Funds	$-	$-	$-	$-
Government debentures	-	-	1,157	(440)
Corporate debentures	10,447	(1,239)	18,866	(1,157)
Total	$10,447	$(1,239)	$20,023	$(1,597)